PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2019
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

8. PROPERTY, EQUIPMENT AND SOFTWARE, NET

	December 31,	December 31,
	2018	2019
	RMB	RMB
Office building	19,470	19,470
Computer and electronic equipment	29,145	62,748
Furniture and office equipment	9,559	14,039
Leasehold improvements	30,772	33,050
Software	32,903	42,840
Total property and equipment	121,849	172,147
Accumulated depreciation and amortization	(35,582)	(61,771)
Property, equipment, net	86,267	110,376

Depreciation expense on property, equipment and software for the years ended December 31, 2017, 2018 and 2019 were RMB10,014,RMB16,123 and RMB28,071 respectively.